General and administrative expenses	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
General and administrative expenses [Text Block]

13. General and administrative expenses

The following is a summary of general and administrative ("G&A") expenses incurred by the Company during the years ended December 31, 2021 and 2020. The G&A expenses for the years presented include, but are not limited to, those expenses incurred in order to earn the service fee as operators of the JV (note 6).

	Year ended December 31,
	2021	2020
	$	$
Wages, benefits and consulting	(7,594)	(9,200)
Office, rent and administration	(1,192)	(907)
Professional and legal	(589)	(1,001)
Share-based compensation	(3,175)	(2,168)
Travel, marketing, investor relations and regulatory	(779)	(1,317)
Other	(148)	(164)
Total G&A expense	(13,477)	(14,757)